SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Schedule of Ownership Interests
	Registered		Ownership as of the
Entity Name	Location	Background	issuance date of the report
ZK International	BVI	● Incorporated on May 13, 2015	5.51% by Golden Hill Investment Management Co., Ltd.
● Registered capital of USD 50,000, not paid
		● A holding company with no operation activities itself for the years then ended	5.92% by WANG Guo Lin

ZK Pipe	Hong Kong	● Incorporated on May 28, 2015
		● Registered capital of HKD 1,000,000, not paid	100% by ZK International
● Have not commenced operations

Wenzhou Weijia	Wenzhou	● Incorporated on June 17, 2015
		● Registered capital of USD 20,000,000, not paid	100% by ZK Pipe
● Have not commenced operations

Zhejiang Zhengkang	Wenzhou	● Incorporated on December 4, 2001	99% by Wenzhou Weijia
		● Registered capital of RMB 100,000,000, RMB 30,000,000 paid	1% by HUANG Jian Cong
● Principally operated in manufacturing and sales of steel strip, steel pipe and fittings

Wenzhou Zhengfeng	Wenzhou	● Incorporated on December 24, 1999
		● Registered capital of RMB 2,880,000, fully paid	100% by Zhejiang Zhengkang
● Principally operated in trading of steel strip, mainly purchased from Zhejiang Zhengkang

ZK Uganda	Uganda	● Incorporated on March 23, 2018
		● Registered capital of 20 Million Uganda Shillings, not paid.	80% by ZK International

Hongyun	Wenzhou	● Incorporated on November 15, 2021
		● Registered capital of RMB 1,880,000, not paid	100% by Wenzhou Weijia

Suona	Wenzhou	● Incorporated on October 29, 2021
		● Registered capital of RMB 10,000,000, not paid	99% by Wenzhou Weijia

xSigma Corporation	BVI	● Incorporated on January 18, 2018
		● Registered capital of USD 50,000, not paid	51% by ZK International
● Have not commenced operations

xSigma Collectibles Limited	BVI	● Incorporated on July 6, 2021
		● Registered capital of USD 100, not paid	100% by ZK International
● Principally operated in NFT (Non-Fungible Token) marketplace

xSigma Entertainment Limited	BVI	● Incorporated on March 17, 2021
		● Registered capital of USD 50,000, not paid	100% by ZK International
● A holding company that holds ownership in CG Malta, a sports betting and casino operator

xSigma Trading LLC	Delaware, United States	● Incorporated on June 7, 2021	100% by xSigma Corporation
● Registered capital and paid in capital was zero
● Have not commenced operations

Schedule of Exchange Rates
	For the Fiscal Years
	Ended September 30
	2025	2024	2023
Period Ended RMB: USD exchange rate	7.1190	7.0176	7.2960
Period Average RMB: USD exchange rate	7.2125	7.2043	7.0533

Schedule of Property, Plant and Equipment, Useful Lives
Useful lives
Buildings	10-40 years
Machinery	3-10 years
Furniture, fixtures, and equipment	3-10 years
Motor vehicles	3-10 years

Schedule of Intangible Assets, Useful Lives

Useful lives
Land use rights	46 years
Software	5 years
Patent	5 years